DERIVATIVE WARRANT LIABILITY (Tables)	12 Months Ended
Dec. 31, 2025
Class of Warrant or Rights [Line Items]
Schedule of derivative warrant liability

Total
$
Issuance	40,151
Fair value adjustment	(24,900)
Foreign exchange	338
Balance as of December 31, 2024	15,589
Fair value adjustment	64,723
Settlement	(16,151)
Foreign exchange	(1,204)
Balance as of December 31, 2025	62,957

Disclosure of assumptions used to estimate the fair value of the derivative warrant liability

		December 31, 2025
	FID - Matawinie Mine	FID - Active anode material
Number of Warrants	45,932,538	25,000,000
Risk-Free Interest Rate	3.67%	3.54%
Expected Volatility	98%	98%
Stock Price at Valuation Date	US$2.48	US$2.48
Exercise Price	US$2.38	US$2.38
Average Fair Value per Warrant	US$0.53	US$0.87

December 31, 2024
Combined FID - Matawinie Mine & Active anode material
Number of Warrants	83,432,538
Risk-Free Interest Rate	4.20%
Expected Volatility	59%
Stock Price at Valuation Date	US$1.59
Exercise Price	US$2.38
Average Fair Value per Warrant	US$0.13

Schedule of non-observable input, expected volatility, change in the fair value of the warrants

		Reasonably	Sensitivity [1]		Reasonably	Sensitivity [1]
	December 31, 2024	possible change	(Derivative liability)	December 31, 2025	possible change	(Derivative liability)
Observable inputs
Share price	US$1.59	+/- 10%	+12/-5	US$2.48	+/- 10%	+29/-114
Foreign Exchange rate	1.44	+/-5%	+/-0	1.37	+/-5%	+/-18
Unobservable inputs
Expected volatility	47.3%	+/- 10%	+10/-5	59.9%	+/- 10%	+21/-109
Credit spread	3.0%	+/-5%	+0/0	11.1%	+/-5%	+47/-72

[1]Holding all other variables constant.

Derivative warrant liability
Class of Warrant or Rights [Line Items]
Schedule of non-observable input, expected volatility, change in the fair value of the warrants

		December 31, 2025
	FID - Matawinie Mine	FID - Active anode material
	$	$
10% increase in volatility	2,840	2,503
10% decrease in volatility	(2,854)	(2,547)

December 31, 2024
$
10% increase in volatility	3,537
10% decrease in volatility	(3,373)